Related Party and Party in Interest Transactions - Narrative (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Granite Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchased value	$ 1,477,721
Sold value	2,097,150
Granite ESOP Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchased value	4,973,641
Sold value	$ 5,357,415